Liquidity and Market Uncertainties	12 Months Ended
Dec. 31, 2011
Liquidity and Market Uncertainties [Abstract]
Liquidity and Market Uncertainties

2. MARKET UNCERTAINTIES, LIQUIDITY AND MANAGEMENT'S PLANS

The Company has certain risks and uncertainties that it experiences during volatile market conditions such as what the ethanol industry has experienced since middle 2008 and which continued through 2011. These volatilities can have a severe impact on operations.

As a commodity processor, the Company's profitability is primarily driven by the relationship between the cost of corn and the price at which the Company can sell its end-products, ethanol and distillers grains.  The price of ethanol is influenced by factors such as supply and demand, the weather, government policies and programs, unleaded gasoline prices and the petroleum markets as a whole.  Excess ethanol supply in the market, in particular, puts downward pressure on the price of ethanol.  The Company's largest cost of production is corn.  The Company's cost of corn is generally impacted by factors such as supply and demand, the weather, government policies and programs, and risk management techniques used to protect against the price volatility.  The Company is subject to significant risk that its operating margins may be reduced or eliminated due to the relative movements in the market prices of its products and major manufacturing inputs.  As a result, market fluctuations in the price of or demand for these commodities can have a significant adverse effect on the Company's operations and profitability.  Due to the current conditions of these commodity markets, the Company may continue to produce negative margins.

As of December 31, 2010, the Company was in default of its credit agreement and its TIF loan, as further discussed in Notes 8 and 9. For this reason, the Company reclassified amounts owing under these loans as current liabilities during the fiscal year ended December 31, 2010.

On December 31, 2011, the Company successfully completed a restructuring of both the credit agreement and the TIF loan which resulted in the conversion of the original credit agreement from a construction loan to an operating loan, waiver of all prior defaults under both the credit agreement and TIF Loan, reduced monthly principal and interest payments under the credit agreement as a result of a significant payment made, the reduction of the interest rate and a revised payment schedule on the TIF loan, the payment of all past due taxes, and the dismissal of the 2010 lawsuit filed by the TIF lender.

Also on December 31, 2011 the Company completed a private offering, see Note 6, and entered into an asset management agreement, see Note 11.